UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               08/12/2004
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          132
                                         -----------
Form 13F Information Table Value Total:     $157,046
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
3M                             Common           604059105      270    3000          Sole              14600      0   3000
AMERICAN EXPRESS               Common           025816109     2420   47110          Sole              31209      0  32510
AMERICAN INTL GROUP INC        Common           026874107     3718   52168          Sole                  0      0  20959
AMERICAN INTL GROUP INC        Common           026874107      242    3400          Other             21605      0   3400
AMERISOURCEBERGEN CORP         Common           03073E105     2686   44935          Sole               2000      0  23330
AMGEN INC                      Common           031162100      135    2490          Sole               1000      0    490
AMGEN INC                      Common           031162100      218    4000          Other             25435      0   3000
APPLIED MATERIALS INC          Common           038222105      692   35270          Sole                  0      0   9835
APPLIED MATERIALS INC          Common           038222105       29    1500          Other             86700      0   1500
BALDOR ELECTRIC                Common           057741100     3607  154476          Sole                  0      0  67776
BANK OF AMERICA CORP           Common           060505104      127    1512          Sole                  0      0   1512
BANK OF AMERICA CORP           Common           060505104      135    1600          Other             12652      0   1600
BEAR STEARNS COMPANIES INC     Common           073902108     1873   22227          Sole               4000      0   9575
BMC SOFTWARE                   Common           055921100      314   17000          Sole              51020      0  13000
BP PLC ADR                     Common           055622104     4642   86657          Sole                  0      0  35637
BP PLC ADR                     Common           055622104      101    1900          Other                 0      0   1900
BROWN-FORMAN INC CLASS A       Common           115637100      405    8442          Sole                  0      0   8442
BROWN-FORMAN INC CLASS B       Common           115637209      173    3600          Sole              55815      0   3600
C S X CORPORATION              Common           126408103     3423  104465          Sole                  0      0  48650
C S X CORPORATION              Common           126408103      131    4000          Other              9715      0   4000
CATERPILLAR INC                Common           149123101     1217   15320          Sole                  0      0   5605
CATERPILLAR INC                Common           149123101      238    3000          Other              4960      0   3000
CHEVRONTEXACO CORP             Common           166764100      777    8260          Sole                  0      0   3300
CHEVRONTEXACO CORP             Common           166764100      150    1600          Other             21860      0   1600
CHUBB CORP                     Common           171232101     2463   36135          Sole               3400      0  14275
CISCO SYSTEMS INC              Common           17275R102      293   12400          Sole                  0      0   9000
COLGATE-PALMOLIVE              Common           194162103      841   14400          Sole               8720      0  14400
COMPUTER SCIENCES CORP         Common           205363104      797   17185          Sole              80888      0   8465
CONAGRA FOOD INC               Common           205887102     6121  226065          Sole                  0      0 145177
CONAGRA FOOD INC               Common           205887102      108    4000          Other              2845      0   4000
CONOCOPHILLIPS                 Common           20825C104      718    9424          Sole                  0      0   6579
CONOCOPHILLIPS                 Common           20825C104       76    1000          Other             25345      0   1000
DARDEN RESTAURANTS             Common           237194105      740   36030          Sole                  0      0  10685
DARDEN RESTAURANTS             Common           237194105       61    3000          Other             17022      0   3000
DEVON ENERGY CORP              Common           25179M103     1751   26537          Sole                  0      0   9515
DEVON ENERGY CORP              Common           25179M103      184    2800          Other             33375      0   2800
DEVRY INC                      Common           251893103     1655   60375          Sole              54065      0  27000
DIEBOLD INC                    Common           253651103     5067   95845          Sole                  0      0  41780
DIEBOLD INC                    Common           253651103       79    1500          Other              7105      0   1500
DOMINION RESOURCES INC         Common           25746U109      800   12695          Sole              34040      0   5590
DOVER CORP                     Common           260003108     3263   77515          Sole                  0      0  43475
DOVER CORP                     Common           260003108      151    3600          Other             25615      0   3600
DUKE REALTY CORP               Common           264411505     1060   33345          Sole                  0      0   7730
DUKE REALTY CORP               Common           264411505      159    5000          Other            172995      0   5000
EL PASO CORP                   Common           28336L109     2389  303255          Sole                  0      0 130260
EL PASO CORP                   Common           28336L109      118   15000          Other             45275      0  15000
EMERSON ELECTRIC CO            Common           291011104     4926   77526          Sole               3250      0  32251
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      222    7500          Sole                  0      0   4250
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107       59    2000          Other             29138      0   2000
EXXON MOBIL CORPORATION        Common           30231G102     2804   63148          Sole                  0      0  34010
EXXON MOBIL CORPORATION        Common           30231G102       91    2056          Other                 0      0   2056
FEDERAL NAT'L MORTGAGE ASSN    Common           313586109      135    1900          Sole                  0      0   1900
FEDERAL NAT'L MORTGAGE ASSN    Common           313586109      107    1500          Other             33435      0   1500
FEDEX CORPORATION              Common           31428X106     5037   61670          Sole                  0      0  28235
FEDEX CORPORATION              Common           31428X106      261    3200          Other              3000      0   3200
GENERAL ELECTRIC CO            Common           369604103      414   12805          Sole                  0      0   9805
GENERAL ELECTRIC CO            Common           369604103      162    5500          Other             44945      0   5500
GILLETTE COMPANY               Common           375766102     3684   86891          Sole                  0      0  41946
GILLETTE COMPANY               Common           375766102       89    2100          Other              7000      0   2100
HERSHEY FOODS CORP             Common           427866108      397    8600          Sole               2400      0   1600
HOME DEPOT INC                 Common           437076102      170    4850          Sole                  0      0   2450
HOME DEPOT INC                 Common           437076102       88    2500          Other             27593      0   2500
ILLINOIS TOOL WORKS INC        Common           452308109     4495   46878          Sole                  0      0  19285
ILLINOIS TOOL WORKS INC        Common           452308109      479    5000          Other              6100      0   5000
INTEL CORP                     Common           458140100      667   24168          Sole                  0      0  18068
INTEL CORP                     Common           458140100      230    8350          Other               400      0   8350
INTL BUSINESS MACHINES         Common           459200101      264    3000          Sole              36905      0   2600
JEFFERSON PILOT CORP           Common           475070108     3476   68430          Sole                  0      0  31525
JEFFERSON PILOT CORP           Common           475070108       40     800          Other             58294      0    800
JOHNSON & JOHNSON INC          Common           478160104     5679  101966          Sole                  0      0  43672
JOHNSON & JOHNSON INC          Common           478160104      307    5522          Other             13665      0   5522
LEHMAN BROTHERS HOLDINGS INC   Common           524908100     1701   22615          Sole              82670      0   8950
LIBERTY MEDIA CORP CL A        Common           530718105     1265  140820          Sole                  0      0  58150
LILLY ELI & CO                 Common           532457108      429    6150          Sole              45580      0   6150
LINCOLN NATIONAL CORP          Common           534187109     4351   92100          Sole              20460      0  46520
MCDONALD'S CORP                Common           580135101     1142   43935          Sole               9790      0  23475
MCKESSON CORPORATION           Common           58155Q103      589   17170          Sole              43345      0   7380
MEDTRONIC INC                  Common           585055106     4241   87060          Sole                  0      0  43715
MEDTRONIC INC                  Common           585055106      224    4600          Other              8410      0   4600
MERCK & CO INC                 Common           589331107     1030   21700          Sole                  0      0  13290
MERCK & CO INC                 Common           589331107       38     800          Other             11015      0    800
MERRILL LYNCH & CO             Common           590188108     1019   18895          Sole              25490      0   7880
MICRON TECHNOLOGY INC          Common           595112103      772   50465          Sole                  0      0  24975
MICRON TECHNOLOGY INC          Common           595112103      122    8000          Other             82656      0   8000
MOLEX INC                      Common           608554101     5134  160067          Sole                  0      0  77411
MOLEX INC                      Common           608554101      144    4500          Other             41465      0   4500
NCR CORP                       Common           62886E108     3086   62235          Sole              85365      0  20770
NORFOLK SOUTHERN CORP          Common           655844108     3849  145170          Sole               6000      0  59805
ORACLE CORP                    Common           68389X105      229   19200          Sole                  0      0  13200
ORACLE CORP                    Common           68389X105       35    3000          Other             57440      0   3000
PEPSICO INC                    Common           713448108     5529  102617          Sole                  0      0  45177
PEPSICO INC                    Common           713448108      323    6000          Other                 0      0   6000
PROCTER & GAMBLE CO            Common           742718109      211    3880          Sole               6500      0   3880
RAYTHEON CO                    Common           755111507      250    7000          Sole                  0      0    500
RAYTHEON CO                    Common           755111507      168    4700          Other              1200      0   4700
ROYAL DUTCH PETROLEUM          Common           780257804      258    5000          Sole              38400      0   3800
SAP AG-SPONSORED ADR           Common           803054204     3023   72310          Sole                  0      0  33910
SAP AG-SPONSORED ADR           Common           803054204      209    5000          Other             69200      0   5000
SBC COMMUNICATIONS INC         Common           78387G103     2335   96295          Sole                  0      0  27095
SBC COMMUNICATIONS INC         Common           78387G103       72    3000          Other                 0      0   3000
SCHLUMBERGER LTD               Common           806857108       69    1100          Sole               1500      0   1100
SCHLUMBERGER LTD               Common           806857108      209    3300          Other              2000      0   1800
SCHNITZER STEEL INDS INC-A     Common           806882106      203    6000          Sole                  0      0   4000
SONOCO PRODUCTS CO             Common           835495102      575   22586          Sole                  0      0  22586
SOUTH FINANCIAL GROUP INC      Common           837841105      206    7270          Sole               5070      0   7270
SPINNAKER EXPLORATION CO       Common           84855W109      296    7520          Sole                  0      0   2450
SPINNAKER EXPLORATION CO       Common           84855W109       98    2500          Other                 0      0   2500
SUNTRUST BANKS INC             Common           867914103      389    6000          Sole                  0      0   6000
TARGET CORP                    Common           87612E106      264    6225          Sole              59630      0   6225
TEXAS INSTRUMENTS              Common           882508104     2982  123345          Sole               9950      0  63715
TIME WARNER INC                Common           887317105      385   21950          Sole               6190      0  12000
TRANSOCEAN INC                 Common           G90078109      306   10583          Sole              21954      0   4393
U.S. BANCORP                   Common           902973304     1070   38853          Sole                  0      0  16899
U.S. BANCORP                   Common           902973304       87    3162          Other             33247      0   3162
UNION PACIFIC CORP             Common           907818108     3069   51629          Sole                  0      0  18382
UNION PACIFIC CORP             Common           907818108      166    2800          Other             48020      0   2800
UNISYS CORP                    Common           909214108     1449  104420          Sole                  0      0  56400
UNISYS CORP                    Common           909214108       27    2000          Other                 0      0   2000
VERIZON COMMUNICATIONS         Common           92343V104     4046  111808          Sole              57300      0 111808
VERIZON COMMUNICATIONS         Common           92343V104       66    1830          Other             16975      0 -55470
VIACOM INC CL A                Common           925524100     1646   45285          Sole               5500      0  28310
VIACOM INC CL B                Common           925524308      495   13875          Sole                  0      0   8375
VIACOM INC CL B                Common           925524308      135    3800          Other              2600      0   3800
WACHOVIA CORP                  Common           929903102      129    2908          Sole                  0      0    308
WACHOVIA CORP                  Common           929903102      115    2600          Other              1100      0   2600
WALGREEN CO                    Common           931422109      277    7650          Sole              77410      0   6550
WALT DISNEY CO                 Common           254687106     4131  162089          Sole                  0      0  84679
WALT DISNEY CO                 Common           254687106      178    7000          Other              6600      0   7000
WENDY'S INTERNATIONAL INC.     Common           950590109      479   13777          Sole                  0      0   7177
WENDY'S INTERNATIONAL INC.     Common           950590109       34    1000          Other             10000      0   1000
WILLIAMS COS INC               Common           969457100      238   20000          Sole                  0      0  10000
WYETH                          Common           026609107      486   13450          Sole                  0      0  13450


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